BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - Liberty, Oasis, Parma and Ohio Medical Acquisitions (Details)			12 Months Ended
	Mar. 23, 2021 USD ($) ft² shares	Feb. 26, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Mar. 31, 2021 USD ($) ft²	Mar. 30, 2021 USD ($) ft²	Feb. 26, 2021	Feb. 26, 2021 ft²	Feb. 26, 2021 a	Feb. 26, 2021 shares
Acquisition-date fair value of total consideration transferred [abstract]
Exchangeable Stock Exchange Ratio			1
Purchase consideration payable			$ 811,586	$ 9,053,057
Replacement options issued | shares			248,412
Replacement options issued - business combinations			$ 4,452,917	$ 4,452,917
Promissory notes payable DocHouse Agreement
Acquisition-date fair value of total consideration transferred [abstract]
Promissory note	$ 22,500,000
Parma
Acquisition-date fair value of total consideration transferred [abstract]
Area of cultivation and production facilities | ft²						58,000
ASSETS ACQUIRED
Intangible assets - right-to-use licenses						$ 13,255,000
Property, plant and equipment						3,910,000
Total assets acquired at fair value						17,165,000
LIABILITIES ASSUMED
Consideration transferred						$ 17,165,000
Q1 2021
ASSETS ACQUIRED
Cash					$ 14,887,377
Accounts receivable					32,487
Inventory, net					57,443,892
Prepaid expenses and other assets					1,378,623
Intangible assets - licenses/permits					490,011,739
Intangible assets - right-to-use licenses					13,255,000
Right-of-use assets - operating					31,063,227
Right-of-use assets - finance, net					392,087
Property, plant and equipment					72,047,652
Deposits and other assets					1,037,577
Total assets acquired at fair value					681,549,661
LIABILITIES ASSUMED
Trade payables					6,175,582
Accrued liabilities					8,118,456
Deferred tax liabilities					71,962,667
Lease liabilities - operating					31,014,716
Lease liabilities - finance					392,087
Income tax payable					1,818,520
Accrued interest					153,057
Debts payable					7,479,389
Total liabilities assumed at fair value					127,114,474
Goodwill					145,263,696
Consideration transferred					$ 699,698,883
Liberty Health Sciences
Acquisition-date fair value of total consideration transferred [abstract]
Shares Issued		$ 399,499,188
Shares Issued, shares		12,670,958
Total Consideration		$ 406,344,000
Area of cultivation and production facilities								300,000	387
Share Exchange Ratio							0.03683
Gain Loss On Change In Fair Value Of Purchase Consideration		102,351
Total Consideration, Acquisition Date, Number Of Shares | shares										12,995,234
Purchase consideration payable		2,391,895
Purchase Consideration Payable, Shares | shares										75,864
Replacement options issued | shares										248,412
Replacement options issued - business combinations		4,452,917
ASSETS ACQUIRED
Cash		6,650,137
Inventory, net		46,842,186
Prepaid expenses and other assets		817,824
Intangible assets - licenses/permits		270,000,000
Right-of-use assets - operating		11,750,150
Right-of-use assets - finance, net		378,992
Property, plant and equipment		56,745,883
Deposits and other assets		619,377
Total assets acquired at fair value		393,804,549
LIABILITIES ASSUMED
Trade payables		3,274,256
Accrued liabilities		5,383,075
Deferred tax liabilities		71,962,667
Lease liabilities - operating		11,693,248
Lease liabilities - finance		378,992
Income tax payable		1,818,520
Accrued interest		153,057
Debts payable		7,479,389
Total liabilities assumed at fair value		102,143,204
Goodwill		114,682,655
Consideration transferred		406,344,000
Liberty Health Sciences | Subordinate Voting Shares
Acquisition-date fair value of total consideration transferred [abstract]
Shares Issued		$ 2,400,000
Shares Issued, shares		75,864
Liberty Health Sciences | Exchangeable Shares
Acquisition-date fair value of total consideration transferred [abstract]
Shares Issued		$ 4,500,000
Shares Issued, shares		248,412
Oasis
Acquisition-date fair value of total consideration transferred [abstract]
Cash	9,732,751
Debt Payable	22,504,885
Shares Issued	$ 125,187,247
Shares Issued, shares	4,570,434
Contingent Consideration	$ 117,615,000		$ 117,615,000
Total Consideration	$ 275,039,883
Area of cultivation and production facilities | ft²	10,000
Area of cultivation and production facilities under construction | ft²	80,000
ASSETS ACQUIRED
Cash	$ 8,237,240
Accounts receivable	26,125
Inventory, net	10,288,630
Prepaid expenses and other assets	463,825
Intangible assets - licenses/permits	220,000,000
Right-of-use assets - operating	15,824,407
Right-of-use assets - finance, net	13,095
Property, plant and equipment	10,898,530
Deposits and other assets	166,200
Total assets acquired at fair value	265,918,052
LIABILITIES ASSUMED
Trade payables	2,901,326
Accrued liabilities	2,720,381
Lease liabilities - operating	15,824,408
Lease liabilities - finance	13,095
Total liabilities assumed at fair value	21,459,210
Goodwill	30,581,041
Consideration transferred	$ 275,039,883
Oasis | Exchangeable Shares
Acquisition-date fair value of total consideration transferred [abstract]
Shares Issued, shares	4,570,434
Shares held in escrow | shares	2,000,000
Exchangeable Stock Exchange Ratio	1
Percentage of Discount Rate Attributed to the Contractual Restrictions	15.00%
Oasis | Exchangeable Shares | Bottom of range
Acquisition-date fair value of total consideration transferred [abstract]
Lock-up provision	6 months
Oasis | Exchangeable Shares | Top of range
Acquisition-date fair value of total consideration transferred [abstract]
Lock-up provision	18 months
Ohio
Acquisition-date fair value of total consideration transferred [abstract]
Area of cultivation and production facilities | ft²					9,000
ASSETS ACQUIRED
Accounts receivable					$ 6,362
Inventory, net					313,076
Prepaid expenses and other assets					96,974
Intangible assets - licenses/permits					11,739
Right-of-use assets - operating					3,488,670
Property, plant and equipment					493,239
Deposits and other assets					252,000
Total assets acquired at fair value					4,662,060
LIABILITIES ASSUMED
Accrued liabilities					15,000
Lease liabilities - operating					3,497,060
Total liabilities assumed at fair value					3,512,060
Consideration transferred					$ 1,150,000